Capital Management and Risk Policies - Schedule of Analysis of Maturities of Assets and Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Derivative Financial Instruments	$ 4,161,315	$ 76,849,407
Other Financial Assets	1,736,380,010	387,844,721
Loans and Other Financing	14,388,091,921	6,708,657,840
Liabilities
Liabilities measured at Fair Value trough Profit or Loss	9,005,522	107,760,501
Derivative Financial Instruments	7,672,255	26,651,539
Other Financial Liabilities	3,562,811,596	2,772,848,068
Lease Liabilities	53,715,615	64,154,942
Subordinated Debt Securities	266,114,122	447,750,094
Liquidity risk
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,528,477,215	1,350,146,459
Derivative Financial Instruments	4,161,315	76,849,407
Repurchase Transactions		2,647,539,877
Other Financial Assets	1,955,878,965	427,194,551
Loans and Other Financing	32,265,622,061	15,457,433,750
Other Debt Securities	4,507,775,450	4,225,149,859
Financial Assets Pledged as Collateral	1,484,416,075	939,774,618
Investments in Equity Instruments	42,086,831	20,987,009
Liabilities
Deposits	18,686,743,131	12,729,906,514
Liabilities measured at Fair Value trough Profit or Loss	9,005,522	107,760,501
Derivative Financial Instruments	7,672,255	26,651,539
Repurchase Transactions	389,701,262	50,839,676
Other Financial Liabilities	3,484,914,017	2,745,930,728
Lease Liabilities	60,977,025	42,915,988
Financing Received from the Argentine Central Bank and Other Financial Institutions	502,745,343	386,278,173
Debt Securities	1,175,455,407	246,741,016
Subordinated Debt Securities	297,850,444	516,373,160
Liquidity risk | Less than 1 Month
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,485,258,885	1,278,621,871
Derivative Financial Instruments	4,161,315	76,849,407
Repurchase Transactions		2,647,539,877
Other Financial Assets	1,916,450,677	296,577,249
Loans and Other Financing	19,506,763,411	10,400,536,645
Other Debt Securities	4,501,540,086	4,203,751,927
Financial Assets Pledged as Collateral	1,484,416,075	939,774,618
Investments in Equity Instruments	42,086,831	20,987,009
Liabilities
Deposits	17,989,740,395	12,298,906,038
Liabilities measured at Fair Value trough Profit or Loss	9,005,522	107,760,501
Derivative Financial Instruments	5,451,239	26,651,539
Repurchase Transactions	389,701,262	50,839,676
Other Financial Liabilities	2,886,381,893	2,371,347,117
Lease Liabilities	16,032,305	1,760,943
Financing Received from the Argentine Central Bank and Other Financial Institutions	145,884,917	136,469,253
Debt Securities	17,816,575	34,703,265
Subordinated Debt Securities	10,233,053	32,933,667
Liquidity risk | 1 to 6 Months
Assets
Debt Securities measured at Fair Value through Profit or Loss	3,651,463	21,349,104
Derivative Financial Instruments	0	0
Repurchase Transactions		0
Other Financial Assets	1,239,122	3,916,209
Loans and Other Financing	5,569,902,799	2,958,092,270
Other Debt Securities	872,932	3,495,243
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	637,490,242	383,279,219
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	1,820,652	0
Repurchase Transactions	0	0
Other Financial Liabilities	587,800,901	342,123,294
Lease Liabilities	3,671,682	4,573,060
Financing Received from the Argentine Central Bank and Other Financial Institutions	238,005,390	188,088,109
Debt Securities	496,965,121	153,129,186
Subordinated Debt Securities	0	0
Liquidity risk | 6 to 12 Months
Assets
Debt Securities measured at Fair Value through Profit or Loss	3,159,235	45,365,216
Derivative Financial Instruments	0	0
Repurchase Transactions		0
Other Financial Assets	1,501,717	4,714,909
Loans and Other Financing	2,462,830,730	952,724,748
Other Debt Securities	3,268,891	3,926,082
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	56,949,446	47,563,773
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	400,364	0
Repurchase Transactions	0	0
Other Financial Liabilities	4,525,950	6,194,735
Lease Liabilities	4,769,813	6,103,592
Financing Received from the Argentine Central Bank and Other Financial Institutions	78,687,076	52,082,917
Debt Securities	239,119,435	41,791,353
Subordinated Debt Securities	10,233,053	17,155,767
Liquidity risk | 12 Months to 5 Years
Assets
Debt Securities measured at Fair Value through Profit or Loss	26,449,024	4,810,268
Derivative Financial Instruments	0	0
Repurchase Transactions		0
Other Financial Assets	36,687,449	121,986,184
Loans and Other Financing	3,918,693,071	836,743,620
Other Debt Securities	2,093,541	13,976,607
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	2,563,048	157,484
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	1,730,402	18,606,615
Lease Liabilities	35,958,833	14,636,102
Financing Received from the Argentine Central Bank and Other Financial Institutions	32,687,640	9,637,894
Debt Securities	421,554,276	17,117,212
Subordinated Debt Securities	277,384,338	466,283,726
Liquidity risk | More than 5 Years
Assets
Debt Securities measured at Fair Value through Profit or Loss	9,958,608	0
Derivative Financial Instruments	0	0
Repurchase Transactions		0
Other Financial Assets	0	0
Loans and Other Financing	807,432,050	309,336,467
Other Debt Securities	0	0
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	0	0
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	4,474,871	7,658,967
Lease Liabilities	544,392	15,842,291
Financing Received from the Argentine Central Bank and Other Financial Institutions	7,480,320	0
Debt Securities	0	0
Subordinated Debt Securities	$ 0	$ 0